UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06120

Exact name of registrant as specified in charter:	Aberdeen Israel Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1: The schedule of investments for the three-month period ended March 31, 2013 is filed herewith.

Aberdeen Israel Fund, Inc.

Portfolio of Investments (unaudited)

March 31, 2013

No. of
Shares		Description	Value
LONG-TERM EQUITY SECURITIES-99.2%
ISRAEL-99.0%
AEROSPACE & DEFENSE-3.3%
54,735		Elbit Systems Limited(a)	$2,314,447

CHEMICALS-16.7%
258,000		Frutarom Industries Limited(a)	3,472,651
526,500		Israel Chemicals Limited(a)	6,822,460
1,955		The Israel Corp. Limited(a)	1,486,587
			11,781,698

COMMERCIAL BANKS-18.2%
584,000		Bank Hapoalim Limited(a)(b)	2,653,136
796,000		Bank Leumi Le-Israel(a)(b)	2,815,029
176,000		First International Bank of Israel Limited(a)(b)	2,527,264
457,900		Mizrahi Tefahot Bank Limited(a)(b)	4,891,983
			12,887,412

COMMUNICATIONS EQUIPMENT-3.4%
153,000		Ituran Location & Control Limited(a)	2,405,780

DIVERSIFIED TELECOMMUNICATION SERVICES-4.1%
2,101,000		Bezeq Israeli Telecommunication Corp. Limited(a)	2,915,964

FOOD & STAPLES RETAILING-6.9%
66,000		Rami Levi Chain Stores Hashikma Marketing 2006 Limited(a)	2,679,566
703,143		Shufersal Limited(a)	2,173,173
			4,852,739

FOOD PRODUCTS-5.7%
211,220		Osem Investments Limited(a)	4,047,270

PAPER & FOREST PRODUCTS-1.2%
15,637		Hadera Paper Limited(a)(b)	869,142

PHARMACEUTICALS-17.9%
53,000		Perrigo Co.(a)	6,267,587
160,820		Teva Pharmaceutical Industries Limited, ADR	6,381,338
			12,648,925

REAL ESTATE MANAGEMENT & DEVELOPMENT-4.3%
109,000		Azrieli Group(a)	3,036,516

SOFTWARE-13.0%
142,353		Check Point Software Technologies Limited(b)	6,689,167
67,000		NICE Systems Limited, ADR(b)	2,467,610
			9,156,777

SPECIALTY RETAIL-2.2%
519,253		Golf & Co., Limited(a)	1,547,265

VENTURE CAPITAL-2.1%
1,250,001	(c)	ABS GE Capital Giza Fund, L.P.(a)(b)(d)(e)	51,000
1,674,588	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)	383,067
1,000,000	(c)	Concord Fund I Liquidating Main Trust(a)(b)(d)(e)	51,351
2,000,000	(c)	Concord Ventures Fund II, L.P.(a)(b)(d)(e)	34,676
250,440	(c)	Delta Fund I, L.P.(a)(b)(d)(e)	166,981
1,250,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(d)(e)	187,750
742,434	(c)	Neurone Ventures II, L.P.(a)(b)(d)(e)(f)	166,276
1,000,000	(c)	Pitango Fund II, LLC(a)(b)(d)(e)	71,950
2,001,470	(c)	SVE Star Ventures Enterprises GmbH & Co. No. IX KG(a)(b)(d)(e)	251,865
1,375,001	(c)	Walden-Israel Ventures III, L.P.(a)(b)(d)(e)	153,876
			1,518,792
		Total Israel (cost $56,534,885)	69,982,727

See Notes to Portfolio of Investments.

No. of
Shares		Description	Value
LONG-TERM EQUITY SECURITIES (continued)
GLOBAL-0.2%
VENTURE CAPITAL-0.2%
2,237,292	(c)	Emerging Markets Ventures l, L.P. (cost $795,181)(a)(b)(d)(e)(f)	$109,068
		Total Long-Term Equity Securities (cost $57,330,066)	70,091,795

Principal
Amount
(000’s)
SHORT-TERM INVESTMENT-0.9%
GRAND CAYMAN-0.9%
$645		Wells Fargo, overnight deposit, 0.03%, 04/01/13 (cost $645,000)	645,000
		Total Investments-100.1% (cost $57,975,066)	70,736,795
		Liabilities in Excess of Cash and Other Assets-(0.1)%	(69,948)
		Net Assets-100.0%	$70,666,847

(a)

Security was fair valued as of March 31, 2013. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors (the “Board”) under procedures established by the Board.

(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	Restricted security, not readily marketable.
(e)	Illiquid Security.
(f)	As of March 31, 2013, the aggregate amount of open commitments for the Fund is $906,870.

ADR American Depositary Receipts.

See Notes to Portfolio of Investments.

Aberdeen Israel Fund, Inc.

Notes to Portfolio of Investments (unaudited)

March 31, 2013

Summary of Significant Accounting Policies

(a)Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETF’s, exchange rates, and local exchange opening and closing prices of each security. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

In the event that a security’s market quotation is not readily available or is deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee (which is appointed by the Board of Directors), taking into account the relevant factors and surrounding circumstances. A security that has been fair valued may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in venture capital private placement securities, which are deemed to be restricted securities. In the absence of readily ascertainable market values these securities are valued at fair value as determined in good faith by, or under the direction of the Board, under procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon adjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

See Notes to Portfolio of Investments.

Aberdeen Israel Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

				Balance as of
Investments, at value	Level 1	Level 2	Level 3	03/31/2013
Long-Term Investments
Pharmaceuticals	$6,381,338	$6,267,587	$—	$12,648,925
Software	9,156,777	—	—	9,156,777
Venture Capital	—	—	1,627,860	1,627,860
Other	—	46,658,233	—	46,658,233
Short-Term Investments	—	645,000	—	645,000
Total	$15,538,115	$53,570,820	$1,627,860	$70,736,795

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are fair valued utilizing an independent pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. For some securities, the pricing service is unable to provide a valuation factor. For securities that have not previously been fair valued but that utilized an independent pricing service at the period ending March 31, 2013 or for securities that had previously been fair valued utilizing an independent pricing service at the beginning of the period but have ceased to do so during the period ending March 31, 2013, the utilization or cessation of utilization of these procedures results in transfers between Level 1 and Level 2. For the period ended March 31, 2013, the security issued by Hadera Paper Limited, in the amount of $869,142, transferred from Level 1 to Level 2 because there was a fair value factor applied at March 31, 2013. For the period ended March 31, 2013, there have been no significant changes to the fair valuation methodologies.

The significant unobservable inputs used in the fair value measurement of the Fund’s venture capital holdings are audited financial statements, interim financial statements, capital calls, and distributions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 03/31/13	Valuation Technique	Unobservable Inputs	Range
Venture Capital	$1,627,860	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	$0 – $(68,415)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2012	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Capital Contributed	Distributions /Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/2013
Venture Capital	$1,712,255	$—	$—	$87,017	$—	$(171,412)	$—	$—	$1,627,860
Total	$1,712,255	$—	$—	$87,017	$—	$(171,412)	$—	$—	$1,627,860

The change in unrealized appreciation/depreciation relating to investments still held at March 31, 2013, is $(87,017).

Below is a chart of the Venture Capital Securities, which as noted above are also considered restricted securities.

Security	Acquisition Date(s)	Cost	Fair Value At 03/31/13	Percent of Net Assets	Distributions Received	Open Commitments
ABS GE Capital Giza Fund, L.P.	02/03/98 - 02/13/02	$985,303	$51,000	0.07	$1,660,765	$—
BPA Israel Ventures, LLC	10/05/00 - 12/09/05	1,073,956	383,067	0.54	183,866	625,412
Concord Fund I Liquidating Main Trust	12/08/97 - 09/29/00	562,090	51,351	0.07	693,145	—
Concord Ventures Fund II, L.P.	09/29/00 - 12/15/06	1,151,048	34,676	0.05	497,693	—
Delta Fund I, L.P.	11/15/00 - 03/28/07	113,567	166,981	0.24	197,461	—
Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	795,181	109,068	0.16	2,541,115	262,708
Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	812,887	187,750	0.27	350,373	—
Neurone Ventures II, L.P.	11/24/00 - 02/14/12	199,278	166,276	0.23	401,834	18,750
Pitango Fund II, LLC	10/31/96 - 08/01/01	371,350	71,950	0.10	1,215,237	—
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/08/08	1,194,407	251,865	0.36	875,530	—
Walden-Israel Ventures III, L.P.	02/23/01 - 10/20/10	784,490	153,876	0.22	1,218,384	—
Total		$8,043,557	$1,627,860	2.31	$9,835,403	$906,870

The Fund may incur certain costs in connection with the disposition of the above securities.

See Notes to Portfolio of Investments.

Aberdeen Israel Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2013

(b) Short-Term Investment:

The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co. (“BBH & Co.”), the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(I)	market value of investment securities, other assets and liabilities at the rate of exchange at the Valuation Time; and

(II)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign currency transactions represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. When the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies.

(f) Federal Income Tax Cost:

At March 31, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $57,975,066, $22,884,765, $(10,123,036) and $12,761,729, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

See Notes to Portfolio of Investments.

Item 2: Controls and Procedures

(a)  It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified by the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Israel Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: May 21, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Israel Fund, Inc.

Date: May 21, 2013